INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 3,261	$ 3,699
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	4,164	4,657	$ 3,629
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (903)	$ (958)	$ (782)